VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2017
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

6.   VARIABLE INTEREST ENTITIES

CONSOLIDATED VARIABLE INTEREST ENTITIES

Enbridge Holdings (DakTex) L.L.C.

Enbridge Holdings (DakTex) L.L.C. (DakTex) is owned 75% by a wholly-owned subsidiary of the Company and 25% by Enbridge Energy Partners, L.P. (EEP), through which the Company has an effective 27.6% interest in the equity investment, Bakken Pipeline System (Note 7).  EEP is the primary beneficiary because it has the power to direct DakTex’s activities that most significantly impact its economic performance. The Company consolidates EEP and by extension also consolidates DakTex.

In connection with the acquisition of Spectra Energy (Note 5), the Company has acquired both consolidated and unconsolidated variable interest entities (VIEs).

ACQUIRED CONSOLIDATED VARIABLE INTEREST ENTITIES

Spectra Energy Partners, LP

The Company acquired a 75% ownership in SEP through the Merger Transaction. SEP is a natural gas and crude oil infrastructure master limited partnership and is considered a VIE as its limited partners do not have substantive kick-out rights or participating rights. The Company is the primary beneficiary because it has the power to direct SEP’s activities that most significantly impact its economic performance.

Valley Crossing Pipeline, LLC

Valley Crossing Pipeline, LLC (Valley Crossing), a wholly-owned subsidiary of the Company, is constructing a natural gas pipeline to transport natural gas within Texas. Valley Crossing is considered a VIE due to insufficient equity at risk to finance its activities. The Company is the primary beneficiary because it has the power to direct Valley Crossing’s activities that most significantly impact its economic performance.

Other Limited Partnerships

By virtue of a lack of substantive kick-out rights and participating rights, substantially all limited partnerships wholly-owned or majority owned by Enbridge and/or its subsidiaries, acquired through the Merger Transaction, are considered acquired VIEs. As these entities are wholly-owned or majority owned and directed by Enbridge with no third parties having the ability to direct any of the significant activities, the Company is considered the primary beneficiary.

The following table includes assets to be used to settle liabilities of Enbridge’s consolidated VIEs and liabilities of Enbridge’s consolidated VIEs for which creditors do not have recourse to the Company’s general credit as the primary beneficiary. These assets and liabilities are included in the Consolidated Statements of Financial Position.

June 30,	2017
(millions of Canadian dollars)
Assets
Cash and cash equivalents	448
Accounts receivable and other	1,217
Inventory	190

1,855
Property, plant and equipment, net	30,794
Long-term investments	3,629
Restricted long-term investments	76
Deferred amounts and other assets	1,219
Intangible assets, net	104

37,677

Liabilities
Short-term borrowings	300
Accounts payable and other	1,707
Interest payable	140
Current portion of long-term debt	897

3,044
Long-term debt	12,930
Other long-term liabilities	1,405
Deferred income taxes	692

18,071

Net assets before noncontrolling interests	19,606

ACQUIRED UNCONSOLIDATED VARIABLE INTEREST ENTITIES

The following unconsolidated VIEs are included within Long-term investments in the table above.

Nexus Gas Transmission, LLC

SEP owns a 50% equity investment in Nexus Gas Transmission, LLC (Nexus), a joint venture that is constructing a natural gas pipeline from Ohio to Michigan and continuing on to Ontario, Canada. Nexus is a VIE due to insufficient equity at risk to finance its activities. The Company is not the primary beneficiary because the power to direct Nexus’ activities that most significantly impact its economic performance is shared.

PennEast Pipeline Company, LLC

SEP owned a 10% equity investment in PennEast, which was increased to 20% in June 2017. PennEast is constructing a natural gas pipeline from northeastern Pennsylvania to New Jersey. PennEast is a VIE due to insufficient equity at risk to finance its activities. The Company is not the primary beneficiary since it does not have the power to direct PennEast’s activities that most significantly impact its economic performance.

The carrying amount of the Company’s interest and its maximum exposure to loss in material unconsolidated VIEs are presented below:

	Carrying	Enbridge’s
	Amount of	Maximum
	Investment	Exposure to
June 30, 2017	in VIE	Loss
(millions of Canadian dollars)
Nexus Gas Transmission, LLC	662	1,342
PennEast Pipeline Company, LLC	56	355

	718	1,697